Employee Share Schemes - Schedule of Number of Shares and ADS Issuable (Detail) - Share Value Plan [member] shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Beginning balance	28,244	28,244	28,874	28,874	29,459	29,459
Number of shares, Awards granted	10,987	10,987	11,220	11,220	11,115	11,115
Number of shares, Awards exercised	(9,538)	(9,538)	(10,074)	(10,074)	(10,284)	(10,284)
Number of shares, Awards cancelled	(1,718)	(1,718)	(1,776)	(1,776)	(1,416)	(1,416)
Number of shares, Ending balance	27,975	27,975	28,244	28,244	28,874	28,874
Weighted fair value, Awards granted | £ / shares	£ 13		£ 13.28		£ 13.58
American Depositary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Beginning balance	15,529	15,529	16,116	16,116	15,850	15,850
Number of shares, Awards granted	6,133	6,133	6,358	6,358	6,633	6,633
Number of shares, Awards exercised	(4,919)	(4,919)	(5,240)	(5,240)	(5,353)	(5,353)
Number of shares, Awards cancelled	(1,314)	(1,314)	(1,705)	(1,705)	(1,014)	(1,014)
Number of shares, Ending balance	15,429	15,429	15,529	15,529	16,116	16,116
Weighted fair value, Awards granted | $ / shares		$ 30.64		$ 36.68		$ 34.43